April 8, 2014 VIA EDGAR Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090	Dylan W. Sherwood T +1 212 841 5708 F +1 646 728 1536 dylan.sherwood@ropesgray.com

Re:	Ashmore Funds (File Nos. 333-169226 and 811-22468)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Ashmore Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 21 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to register the offering of Class A, Class C, and Institutional Class shares of Ashmore Emerging Markets Short Duration Fund, a new series of the Trust.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (212) 841-5708.

Sincerely,

/s/ Dylan W. Sherwood

Dylan W. Sherwood

cc:	Paul Robinson, Ashmore Investment Management Limited

Brian Walker, Ashmore Equities Investment Management (US) LLC

David Sullivan, Ropes & Gray LLP

Jeremy Smith, Ropes & Gray LLP

Maureen Meredith, Ropes & Gray LLP